Intangible Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible Exploration and Evaluation Assets

13. INTANGIBLE EXPLORATION AND EVALUATION ASSETS

The following table reconciles the changes in TransGlobe's exploration and evaluation assets:

($000s)	2020	2019
Balance, beginning of year	33,706	36,266
Additions to exploration and evaluation assets	337	5,377
Impairment loss	(33,459)	(7,937)
Balance, end of year	584	33,706

The disruption experienced by the industry, related to the effects caused by the COVID-19 pandemic, which began during the first quarter of 2020 resulted in the Company identifying indicators of impairment on its intangible exploration and evaluation (“E&E”) assets as at March 31, 2020. Further consideration was given to the scale of exploration results compared to investments to date and consideration of the uncertainty of the timing of additional exploration activities in these areas given the current economic environment.

For the year ended December 31, 2020, the Company recorded a non-cash impairment loss of $33.5 million on its exploration and evaluation assets, which included a $29.5 million impairment loss on the South Ghazalat concession and a $4.0 million impairment loss on the North West Gharib concession. The impairment loss recognized represented the entire E&E asset balance in the two concessions.

For the year ended December 31, 2019, the Company recorded a non-cash impairment loss of $7.9 million on its exploration and evaluation assets, which included an $8.3 million impairment loss on the South Alamein concession and $0.4 million of impairment recovery on the North West Sitra concession. In 2019, the Company was unsuccessful in its attempts to secure military approval to access its desired drilling location in South Alamein. Based on the 2017 well results in the Boraq area, the limited commerciality of the original Boraq 2 discovery (2009) and continued access restrictions in the eastern area of the concession; the Company fully impaired the remaining carrying value of South Alamein of $8.3 million and relinquished the concession in 2019. During the third quarter of 2019, the Company received a final settlement report from EGPC regarding the relinquished North West Sitra concession. The final settlement report resulted in a reduction of the original impairment loss recognized by $0.4 million.

Exploration and evaluation assets as at December 31, 2020 includes $0.6 million in Canada (December 31, 2019-$0.5 million), $nil in South Ghazalat (December 31, 2019- $29.2 million) and $nil in North West Gharib (December 31, 2019- $4.0 million).